Unaudited condensed consolidated interim statement of cash flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Loss for the period	$ (34,121)	$ (30,159)
Depreciation	247	237
Share-based compensation expense	5,848	412
Finance income	(8,616)	(7,760)
Finance expense	373	538
Movement of expected credit loss	(24)	(45)
Foreign exchange (gain)/loss	(1,613)	58
Movement in working capital	(1,533)	812
Cash flows used in operating activities	(39,439)	(35,907)
Finance expense paid	(460)	(700)
Finance income received	8,677	4,768
Net cash used in operating activities	(31,222)	(31,839)
Cash flows from investing activities
Purchase of property, plant and equipment	(102)	(24)
Proceeds from sale of other financial assets	19,585	25,000
Proceeds from redemptions and disposals of marketable securities	17,849	18,828
Cash flows from investing activities	37,332	43,804
Cash flows from financing activities
Payment of lease liability	(129)	(245)
Proceeds from equity public offering	150,000	0
Transaction costs from equity public offering	(10,152)	0
Net cash flows from/(used in) financing activities	139,719	(245)
Net increase in cash and cash equivalents	145,829	11,720
Cash and cash equivalents at the beginning of the period	100,791	78,420
Impact of foreign exchange on cash and cash equivalents	3,034	(81)
Cash and cash equivalents at the end of the period	$ 249,654	$ 90,059